CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0
Income (Loss) arising from defined benefit plan, tax	0	(3)	10
Gain (loss) from fair value changes of debt securities, tax	¥ (13)	¥ (3)	¥ 19